Investments In and Advances to Affiliated Companies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Investments in capital stock	$ 240,695	¥ 19,737,000	¥ 23,206,000
Advances	10,098	828,000	1,909,000
Total	$ 250,793	¥ 20,565,000	¥ 25,115,000